Research and development expenses	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Research and development expenses

NOTE 11. RESEARCH AND DEVELOPMENT EXPENSES

The following table shows the major classes of research and development expenses for fiscal years 2018 and 2017:

	Fiscal years
	2018	2017
Manufacturing costs	$283,830	$721,413
Pre-clinical costs	704,744	1,403,436
Clinical trial costs	299,047	4,823

Total research and development expenses	$1,287,621	$2,129,672